Financial risk management and fair value estimates (Details Textual) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	$ 12,515	$ (49,762)	$ (14,365)
(Loss) / Profit for the year	$ 23,731	$ (38,371)	$ 33,211
Interest Rate Risk [Member] | Argentina [Member] | Floating Interest Rate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage change in interest rates	1.00%
Currency Risk [Member] | Fixed Interest Rate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of long term borrowing	0.952	0.941
Other Price Risk [Member] | Derivatives [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial investment	$ 19,385	$ 7,984
Operations Center in Argentina [Member] | Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	$ 1,497	2,140
Percentage increase in foreign currency	10.00%
Operations Center in Argentina [Member] | Currency Risk [Member] | Derivatives [Member] | Forward Contract [member] | USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Future exchanges contract pending	$ 95	22
Operations Center in Argentina [Member] | Interest Rate Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	$ 309	312
Operations Center in Argentina [Member] | Interest Rate Risk [Member] | Derivatives [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage change in interest rates	1.00%
Financial investment	$ 56	$ 139
Operations Center in Argentina [Member] | Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of trade receivable by group	94.20%	99.10%
Operations Center in Argentina [Member] | Credit Risk [Member] | Sale Of Trading Properties [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of trade receivable by group	5.80%	99.10%
Operations Center in Argentina [Member] | Other Price Risk [Member] | 10% Decrease In Quoted Proces Of Equity Securities And In Derivative Financial Instruments Portfolio [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	$ 1,938	$ 798
Operations Center in Israel [Member] | Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	$ 498	(868)
Percentage increase in foreign currency	10.00%
Operations Center in Israel [Member] | Currency Risk [Member] | Derivatives [Member] | Forward Contract [member] | USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Future exchanges contract pending	$ (1,324)	$ (11,895)
Operations Center in Israel [Member] | Currency Risk [Member] | Fixed Interest Rate [Member] | IDB Development Corporation Ltd [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of long term borrowing	0.994	0.971
Operations Center in Israel [Member] | 1% Increase Consumer Price Index [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
(Loss) / Profit for the year	$ 1,033	$ 1,052
Operations Center in Israel [Member] | 1% Decrease Consumer Price Index [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
(Loss) / Profit for the year	1,054	1,519
Operations Center in Israel [Member] | Other Price Risk [Member] | 10% Decrease In Quoted Proces Of Equity Securities And In Derivative Financial Instruments Portfolio [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net additional loss before income tax	$ 431	$ 2,551